Label	Element	Value
INVESCO BALANCED-RISK ALLOCATION FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	19.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing across multiple macro factors. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements. The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three macro factors; however, the Fund will typically maintain net long exposure to each macro factor, such that the Fund is expected to benefit from general price appreciation of investments in that macro factor. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to a macro factor and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three macro factors. The portfolio managers select investments to represent each of the three macro factors from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each macro factor and the investments within each macro factor selected in the first step to construct a portfolio that they believe is risk-balanced across the three macro factors. Periodically, the management team re-estimates the risk contributed by each macro factor and investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the macro factors and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether a macro factor and investments in that macro factor are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on a macro factor and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each macro factor and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the macro factors and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large-, mid- or small-cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
A commodity-linked note is a debt security issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of commodity futures contracts. In some cases, the return will be based on a multiple of the performance of the index or basket and this embedded leverage will magnify the positive return or losses the Fund earns from these notes as compared to the performance of the index or basket.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Class A	Period Ended	Returns
Best Quarter	December 31, 2020	10.48%
Worst Quarter	March 31, 2020	-12.14%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.48%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(12.14%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

INVESCO BALANCED-RISK ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
INVESCO BALANCED-RISK ALLOCATION FUND | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
INVESCO BALANCED-RISK ALLOCATION FUND | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

INVESCO BALANCED-RISK ALLOCATION FUND | Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.

INVESCO BALANCED-RISK ALLOCATION FUND | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.

INVESCO BALANCED-RISK ALLOCATION FUND | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.

INVESCO BALANCED-RISK ALLOCATION FUND | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

INVESCO BALANCED-RISK ALLOCATION FUND | Commodity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

INVESCO BALANCED-RISK ALLOCATION FUND | Commodities Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, generally only to the extent that it obtains an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary, it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.

INVESCO BALANCED-RISK ALLOCATION FUND | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

INVESCO BALANCED-RISK ALLOCATION FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.

INVESCO BALANCED-RISK ALLOCATION FUND | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

INVESCO BALANCED-RISK ALLOCATION FUND | Foreign Government Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

INVESCO BALANCED-RISK ALLOCATION FUND | Commodity-Linked Notes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Commodity-Linked Notes Risk. Commodity-linked notes have characteristics of both a debt security and a derivative; typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying assets to which they are linked are themselves volatile. Investments in commodity-linked notes may also be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

INVESCO BALANCED-RISK ALLOCATION FUND | Short Position Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.

INVESCO BALANCED-RISK ALLOCATION FUND | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

INVESCO BALANCED-RISK ALLOCATION FUND | Exchange-Traded Notes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.

INVESCO BALANCED-RISK ALLOCATION FUND | Factor-Based Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful.

INVESCO BALANCED-RISK ALLOCATION FUND | Quantitative Models Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Quantitative Models Risk. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.

INVESCO BALANCED-RISK ALLOCATION FUND | Volatility Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.

INVESCO BALANCED-RISK ALLOCATION FUND | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

INVESCO BALANCED-RISK ALLOCATION FUND | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

INVESCO BALANCED-RISK ALLOCATION FUND | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor is not required to reimburse the money market fund for losses. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.

INVESCO BALANCED-RISK ALLOCATION FUND | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

INVESCO BALANCED-RISK ALLOCATION FUND | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

INVESCO BALANCED-RISK ALLOCATION FUND | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value.   There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	982
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,196
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	982
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,299
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,196
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	686
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,351
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	686
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,351
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	534
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,015
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	534
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,015
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,462
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	379
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,462
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,416
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	367
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	639
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,416
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,336
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	345
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,336
Custom Invesco Balanced Risk Allocation Style Index is composed of 60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.32%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.72%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	10.97%
Annual Return [Percent]	oef_AnnlRtrPct	9.78%
Annual Return [Percent]	oef_AnnlRtrPct	(7.01%)
Annual Return [Percent]	oef_AnnlRtrPct	14.66%
Annual Return [Percent]	oef_AnnlRtrPct	9.20%
Annual Return [Percent]	oef_AnnlRtrPct	9.19%
Annual Return [Percent]	oef_AnnlRtrPct	(14.96%)
Annual Return [Percent]	oef_AnnlRtrPct	5.96%
Annual Return [Percent]	oef_AnnlRtrPct	3.19%
Annual Return [Percent]	oef_AnnlRtrPct	8.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.94%
Performance Inception Date	oef_PerfInceptionDate	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.30%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.41%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.63%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.05%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.91%
Performance Inception Date	oef_PerfInceptionDate	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.27%
Performance Inception Date	oef_PerfInceptionDate	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
Performance Inception Date	oef_PerfInceptionDate	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.83%
Performance Inception Date	oef_PerfInceptionDate	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.91%
Performance Inception Date	oef_PerfInceptionDate	Sep. 24, 2012

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.